Unsecured Convertible Note (‘Atalaya Note’) (Details) - USD ($)			3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 06, 2024	Dec. 29, 2023	Dec. 31, 2024	Jun. 30, 2024	[1]	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Original issue discount rate									7.50%
Percentage of bears interest									8.00%
Reverse stock split (in Shares)							6,256
Settlement issue shares (in Shares)							125,120
Prior to Reverse Stock Split (in Shares)		10,000							14,229
Fair value of Atalaya note									$ 10,067,601
Change in fair value									1,632,996
Payment for unsecured promissory notes								$ 1,564,210
Convertible Note										31,795,988
Percentage of discount									7.50%
Conversion price of per share (in Dollars per share)									$ 20,000
Reverse stock split									$ 1,640
Conversion of Stock, Amount Issued									$ 500
Conversion price (in Dollars per share)									$ 6,000
Unrestricted shares (in Shares)									9,192,377
Unrestricted shares (in Shares)									164,000
Fair value of shares issued	$ 15,000,000			$ 2,324,696					$ 492,000
Atalaya Note [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Fair value			$ 10,167,194				$ 10,167,194		$ 10,167,194
Original issue discount rate			7.50%				7.50%		7.50%
Principal amount			$ 632,596				$ 632,596
Percentage of bears interest			8.00%				8.00%
Prior to Reverse Stock Split (in Shares)							12,512,080
Stock issued during period value settlement (in Shares)			2,324,696				2,324,696
Amount received							$ 7,802,009		$ 7,802,009
Fair value of Atalaya note									$ 10,067,601
Change in fair value			244,658				725,362
Percentage of amortization conversion price									25.00%
Conversion price (in Dollars per share)									$ 10
Unrestricted shares (in Shares)									82
Unsecured Convertible Note [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Principal amount			8,434,605				8,434,605		$ 8,434,605
Fair value of Atalaya note			$ 7,017,543				$ 7,017,543		10,067,601
ACM Zoomcar Convert LLC [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Payment for unsecured promissory notes									1,231,368
Payment for vendors									6,570,642
Atalaya Note payable [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Principal amount									$ 632,596
Conversion Price [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Conversion price (in Dollars per share)									$ 25
Conversion Floor [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Price of per share (in Dollars per share)									$ 0.25
The Atalaya Note Were Initially [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Convertible Note						$ 8,434,605		$ 8,434,605
Second Reverse Stock Split [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Reverse stock split									$ 1,000
First Reverse Stock Split [Member]
Unsecured Convertible Note (‘Atalaya Note’) [Line Items]
Reverse stock split									$ 10

[1]	Both the number of shares outstanding and their par value have been retroactively recast for all prior periods presented to reflect the par value of the outstanding stock of Zoomcar Holdings, Inc. as a result of the successful Reverse Recapitalization.